Institutional Service Class | Money Market Portfolio
Summary of the Institutional Service Shares of the Money Market Portfolio
Investment Objective
The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses of the Money Market Portfolio
This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Money Market Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Service Class Money Market Portfolio Institutional Service Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Service Class Money Market Portfolio Institutional Service Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (includes Administration Fees listed below)		0.11%
Administration Fees		0.05%
Total Annual Fund Operating Expenses		0.48%
Fee Waivers	[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waivers		0.47%
[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total annual fund operating expenses paid by the Money Market Portfolio's Institutional Service Shares (after voluntary waivers) will not exceed 0.47% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Money Market Portfolio’s operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Service Class Money Market Portfolio Institutional Service Shares	48	153	268	603

Principal Investment Strategies
The Daily Income Fund (the “Fund”) seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including, but not limited to, bank certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by U.S. corporations, loan participation interests, asset-backed securities, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less. The Portfolio may engage in repurchase agreements backed by obligations issued or guaranteed by the United States Government, its agencies or instrumentalities (including U.S. Treasury obligations) or by any other security which the Manager deems acceptable and is consistent with the Portfolio’s investment policies. The Portfolio may invest in securities with maturities of 397 days or less issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper and other short-term debt obligations, including floating and variable rate demand notes, issued by foreign corporations. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Portfolio and how an individual purchase would impact the yield of the Portfolio, against the backdrop of the Portfolio’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Portfolio and how an individual purchase would impact the credit quality of the Portfolio, against the backdrop of the Portfolio’s overall investment objective.
Principal Risks

  Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

  The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.

  The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

  In June 2013, the Securities and Exchange Commission (“SEC”) proposed reforms to money market fund regulations, which, if adopted, may affect the Portfolio’s operations and/or return potential.

  The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

  An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

  The Portfolio’s investments are subject to the risk that the issuer or counterparty will fail to make payments when due or default completely which may cause the value of your investment to decline. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.

  Asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult credit markets, significant changes in interest rates, or deteriorating economic conditions, asset backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

  Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Portfolio’s ability to sell the securities at any given time. Such securities also may lose value.

  Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

Risk/Return Bar Chart and Table
The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Service Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.
Money Market Portfolio – Institutional Service Shares % Total Return Calendar Year End

As of June 30, 2014, the Money Market Portfolio Institutional Service Shares had a year-to-date return of 0.01%.

The Money Market Portfolio Institutional Service Shares’ highest quarterly return was 1.25% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended September 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Portfolio directly.
Average Annual Total Returns – For the period ended December 31, 2013
Average Annual Total Returns	One Year	Five Years	Ten Years	Since Inception	Inception Date
Institutional Service Class Money Market Portfolio Institutional Service Shares	0.01%	0.09%	1.66%	2.86%	Apr. 03, 1995